Related party transactions	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Related party transactions

32. Related party transactions

Arowana Group Holdings Pty Ltd (AWN) is no longer the ultimate controlling party of VivoPower however it does retain significant influence. As at June 30, 2026, AWN holds a 2.9% equity interest in the Company. The Board of Directors of VivoPower operates at arms-length from that of AWN. To the extent there are matters between the two companies of a confidential or commercial nature Mr. Chin recuses himself from these matters. AWN does not participate in the day to day operations of VivoPower.

Kevin Chin, Chairman and Chief Executive Officer of VivoPower, is also Chief Executive Officer of AWN. During the period, a number of services were provided to the Company from AWN and its subsidiaries; the extent of the transactions between the two groups is listed below. Mr. Chin recused himself from these activities to ensure there was no conflict of interest.

On June 30, 2021, the Company agreed to refinance its existing $21.1 million shareholder loan with AWN Holdings Limited (“AWN”), with repayment of principal from January 1, 2023 in sixty monthly instalments of $0.35 million to loan maturity on December 31, 2027. The interest rate and line fee were agreed at 8% and 0.8% respectively, but no interest or line fee settlements are required until after a corporate liquidity event has occurred. In addition, the Company agreed to a refinancing fee of $0.34 million in two tranches on June 30, 2022 and December 31, 2022. Security granted to AWN comprised of the Specific Security Deed and the General Security.

On January 11, 2023, amendments to the related party loan were agreed with AWN:

(i) to defer repayment of principal to commence on April 1, 2025, with repayments over 60 months to March 31, 2030.

(ii) to defer interest payments from October 1, 2023, becoming due and payable on the earlier of a) completion by VivoPower of a debt or equity raise of at least $25 million, and b) October 1, 2024.

(iii) to extend the increased interest rate and line fee of 10.00% and 2.00% per annum respectively commenced on October 1, 2021 to the earlier of a) March 31, 2025 or b) the date a minimum Prepayment of $1,000,000 is made.

(iv) to extend the initial refinancing fee accruing incrementally at 1.6% per annum from July 1, 2021 and become payable at the earlier of a) $1.0 million prepayment being made or b) April 1, 2025.

(v) to defer the repayment date of the previous fixed facility extension fee of $0.355 million, becoming payable on April 1, 2025.

(vi) In addition to previously agreed refinancing fees, an additional $0.855 million fixed refinancing fee will accrue immediately and become payable on April 1, 2025.

On June 30, 2023, further amendments to the loan were agreed with AWN:

(i) to defer interest payments from October 1, 2024 to April 1, 2025, and to replace the conditional requirement to repay accrued interest upon completion by VivoPower of a debt or equity raise of at least $25 million, with the conditional requirement to make repayments of interest and/or principal to meet the mandatory repayment schedule described in sections (ii) and (iii) below following a qualifying liquidity event.

(ii) upon completion by VivoPower PLC of a qualifying liquidity event of at least $5.0 million, Aevitas is required to make mandatory prepayment of principal and interest to AWN Holdings in accordance with the following schedule:

a) proceeds from $5 million to $7.5 million - pay 25% of amounts raised;

b) proceeds from $7.5 million to $12.5 million - pay $1.875 million plus 45% of amounts raised;

c) proceeds $12.5 million and above - pay $4.125 million plus 25% of amounts raised.

(iii) for the purposes of the mandatory prepayment requirement, a ‘qualifying liquidity event’ excludes direct investments into VivoPower’s subsidiary, Tembo, and debt raised in respect of working capital finance facilities, but includes:

a) equity or debt raise;

b) trade sale of underlying subsidiary or business unit (including, for example, Aevitas and Caret); and

c) loan repayment from Tembo to VivoPower.

(iv) as consideration for the concessions agreed with AWN, VivoPower PLC committed to issue AWN with 500,000 warrants, with a duration of 12 months, at an exercise price of $6.7 per share. These warrants were not exercised and were subsequently cancelled.

On June 30, 2024, VivoPower amended its shareholder loan financing agreement with AWN. At that date, the loan included a facility limit of $34 million, of which a drawdown of $8.1 million principal was due to be repaid in the then-current period, and $20.9 million principal was non-current. In addition, there was $12 million in interest and fees on the AWN loan due to be repaid in the then-current period. The agreement consolidated all shareholder loans into a single tranche. AWN also received an option to acquire 1,150,000 Tembo shares, post-business combination with Cactus Acquisition Corp 1 Limited at $1.35 per share. On November 23, 2024 AWN agreed to a 9 month grace period for the repayment of $11 million accrued interest, and a deferral of $8.9 million of principal for repayment from April 1, 2025 to January 1, 2026. The resulting historical classification was non-current for all but $1 million of interest and for all loan principal; this is not the classification at June 30, 2026. In lieu of deferring the repayment, VivoPower issued 1.2 million cashless warrants to AWN.

Shareholder loan with AWN

Following the June 30, 2024 amendment, the AWN loan facilities were amended and restated under a Deed of Assignment, Novation and Amendment and Restatement dated on or about June 30, 2024. VivoPower PLC is the borrower and Aevitas O Holdings Pty Limited is a guarantor. Security granted to AWN comprises a debenture granted by VivoPower PLC; the Specific Security Deed granted by Aevitas O Holdings, including over its shares in Aevitas Group Limited; and a Jersey-law security agreement granted by VivoPower PLC, including over its shares in VivoPower International Services Limited.

The interest rate is 8% per annum and the line fee is 0.8% per annum. The loan matures on March 31, 2030, with monthly principal repayments from April 1, 2025 of the lesser of the outstanding principal and 1/60th of the maximum advances. The overdue rate is the applicable rate plus 2% per annum.

During the year the Company repaid $1.6 million of principal in July 2025. Principal outstanding decreased from $21.0 million to $19.4 million. At June 30, 2026, accrued interest and fees on this loan were $14.2 million, comprising interest of $9.3 million, line fees of $1.9 million, refinancing fees of $1.7 million, extension fees of $1.2 million and establishment fees of $0.075 million. No interest or fees were paid during the year.

Mandatory prepayments apply on a qualifying liquidity event, including capital or debt raises or proceeds from disposals, with 20% of proceeds below $5.0 million, rising to $3,275,000 plus 45% of proceeds of $12.5 million or more. A change of control or sale of substantially all assets makes the full balance immediately repayable.

In December 2021, a short term loan of $1.1 million (AU$1.5 million) was provided from AWN to Aevitas O Holdings Pty Limited at an interest rate of 10.0%, increasing to 12.5% from January 1, 2022. Under the historical terms, the loan was due to expire on April 1, 2025 (initially set as April 30, 2022, then extended on June 30, 2022, to October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower PLC of a debt or equity raise of at least $25 million was dropped on June 30, 2023. Facility extension fees of $29,000 (AU$40,000) and $43,500 (AU$60,000) are payable upon maturity, relating to the two extensions respectively.

On February 22, 2022, a short term $3.0 million loan was provided from AWN to Aevitas O Holdings Pty Limited, with interest rate of 10.00% per annum payable on the principal sum upon maturity. Under the historical terms, the loan was due to expire on April 1, 2025 (initially set as May 13, 2022, then extended on June 30, 2022, to October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower of a debt or equity raise of at least $25 million was dropped on June 30, 2023. Facility extension fees of $85,000 and $110,000 are payable upon maturity, relating to the two extensions respectively.

On December 22, 2022, a short term $3.0 million loan was provided from AWN to Aevitas O Holdings Pty Limited, with interest rate of BBSY bid floating rate (on average 3.60% for the period from inception to June 30, 2023) plus fixed margin of 15.0% per annum payable on the principal sum upon maturity. A 1% establishment fee of $30,000 was deducted upon initial loan drawdown, and a further 3% exit fee of $90,000 is payable on expiry. Under the historical terms, the loan was due to expire on April 1, 2025 (initially set as October 1, 2023, then extended on January 11, 2023 to April 1, 2025). The requirement for the loan to expire upon completion by VivoPower of a debt or equity raise of at least $25 million was agreed on January 11, 2023, then dropped on June 30, 2023. A facility extension fee of $115,000 is payable upon maturity.

In February and March 2023, further short term loans of AU$0.5 million and AU$0.25 million were established between AWN and Aevitas O Holdings Pty Limited, drawn down between February and May 2023. The loans have interest rate of BBSY bid floating rate plus fixed margin of 15.0% per annum payable on the principal sum upon maturity, with expiry dates of June 30, 2023. 1% facility establishment fees of total AU$7,500 were deducted upon loan drawdowns, and further 3% exit fees of total AU$22,500 are payable on expiry. On June 30, 2023, the expiry of the loans was amended to August 31, 2023.

Short-term loans with AWN

The short-term facilities described below were originally advanced to Aevitas O Holdings Pty Limited. The Deed of Assignment, Novation and Amendment and Restatement referred to above is a contractual loan document and is distinct from the accounting restatement described in Note 35 to the consolidated financial statements.

The December 2021 loan of AU$1.5 million bears interest at 12.5% per annum, with an expiry date of April 1, 2025 and extension fees of AU$40,000 and AU$60,000. At June 30, 2026, AU$2.45 million was owing, including approximately AU$0.85 million of interest.

The February 22, 2022 loan of $3.0 million bears interest at 10.0% per annum, with an expiry date of April 1, 2025 and extension fees of $85,000 and $110,000. At June 30, 2026, $4.5 million was owing, including approximately $1.3 million of interest.

The December 22, 2022 loan of $3.0 million bears interest at BBSY bid rate plus 15.0%, with an effective rate of 18.75% to 19.82% in the year, an expiry date of April 1, 2025, an extension fee of $115,000 and an exit fee of $90,000. At June 30, 2026, $5.2 million was owing, including approximately $2.0 million of interest.

The February and March 2023 loans of AU$0.5 million and AU$0.25 million bear interest at BBSY plus 15.0%, with an expiry date of October 31, 2025, 1% establishment fees and 3% exit fees. At June 30, 2026, AU$0.83 million and AU$0.42 million were owing.

The July 2023 loans of AU$0.25 million and AU$0.28 million had the same terms as the February and March 2023 loans. At June 30, 2026, AU$0.40 million and AU$0.44 million, respectively, remained outstanding. A further AU$0.28 million was repayable from Kenshaw Solar cash exceeding AU$50,000. Interest on these loans was deferred and payable at expiry, and no interest had been paid as at June 30, 2026.

On July 1, 2026, the deed of company arrangement (DOCA) for KESW SO Pty Ltd (formerly Kenshaw Solar Pty Ltd) was wholly effectuated. As disclosed in Note 33, related-party creditors did not participate in the distribution, and all remaining claims against KESW SO Pty Ltd were extinguished upon effectuation of the DOCA. Accordingly, the outstanding amounts relating to the Kenshaw Solar facilities covered by the DOCA, including any associated deferred interest, were extinguished on July 1, 2026, with no further amount payable in respect of those extinguished obligations.

Total owed to AWN at June 30, 2026 was $46.4 million, comprising principal of $27.3 million and accrued interest and fees of $19.1 million, as described in the detailed shareholder loan disclosures in Note 26 to the consolidated financial statements. The separate $1.4 million related party loan from AGI is not included in these AWN amounts.

The detailed shareholder loan disclosures in Note 26 report FY2026 interest expense, including line and refinancing fees, of $3.2 million, with current principal of $12.8 million and non-current principal of $14.6 million. The stated expiry dates for the short-term loans (April 1 and October 31, 2025) had passed at June 30, 2026. Note 26 states that no overdue-rate interest has been accrued and that Aevitas O Holdings Pty Limited guarantees the obligations to AWN.

As described in Item 5 and Note 33, in July and August 2026, $28.8 million of principal described in the Form 20-F as AWN shareholder debt was retired, comprising $16.5 million exchanged for 165,000 convertible preference shares and $12.3 million repaid in cash. Approximately $16 million of accrued interest was reported as remaining outstanding after those transactions, with settlement options under discussion, including conversion into Class A Ordinary Shares.

Historically, Aevitas issued 4,697 Aevitas Preference Shares of face value A$46,970 to The Panaga Group Trust, of which Mr. Kevin Chin is a beneficiary and one of the directors of the corporate trustee. The historical dividend for the year ended June 30, 2023 was AU$3,302 ($2,188).

Chairman’s fees for Kevin Chin in the amount of £68,000 ($87,953) were charged to the Company by Arowana Global Impact Pty Ltd (“AGI”, formerly Arowana Partners Group Pty Ltd) during the year ended June 30, 2025. A further $0.5 million (as of June 30, 2024: $0.4 million) incurred by AGI on behalf of the Company were recharged to the Company during the year ended June 30, 2025. At June 30, 2025, the Company had an account payable of $1.2 million (as of June 30, 2024: $0.7 million) in respect of these services. Mr. Chin was a shareholder and director of AGI during the year ended June 30, 2025.

Historically, Mr. Chin’s CEO remuneration comprised £325,000 base fees and a £38,000 annual professional development allowance. A further $0.5 million incurred by Arowana International UK Limited were recharged to the Company during the year ended June 30, 2025. Of the base salary in FY23, 4 months were paid in cash, while for 8 months, Mr. Chin agreed to receive payment in the form of 541,666 cashless warrants in VivoPower shares, exercisable in the period June 3, 2024 to June 3, 2029 at an exercise price of $0.60. Shares issued following exercising of warrants remain restricted for 12 months. Mr. Chin has allocated these warrants to a benevolent cause, the ASEAN Foundation. At June 30, 2025, the Company had an account payable of $1.3 million in respect of these services and recharges.

As CEO, Mr. Chin is paid fees through Arowana International UK Limited. For the year ended June 30, 2026, the amount was £363,008 ($469,515), including professional development.

During the year ended June 30, 2026, director fees for Peter Jeavons, William Langdon and Michael Hui were $96,642, $95,750 and $70,375, respectively, including board and committee fees.

Mr. Chin received equity-based remuneration following his appointment as Chief Executive Officer in March 2020. Of the 8,720 ($65,400) annual retention RSUs granted on April 1, 2020, vesting annually from June 2021 to June 2026, 1,744 RSUs ($13,080) vested in 2023. Of the 26,160 ($196,200) performance RSUs vesting quarterly from September 2020 to June 2023, dependent on meeting quarterly performance goals, 3,146 RSUs ($23,592) vested in 2023. In December 2021, the Remuneration Committee approved an equity award of RSUs in relation to short-term incentives for the year ended June 30, 2022, vesting in June 2023 deferred from June 2022. The award vested 9,429 RSUs ($275,330), based on Mr. Chin’s base salary £325,000 x 1.3237 exchange rate x 64% performance measurement / $2.92 VWAP (Volume weighted average price). A further 2,000 annual retention RSUs ($5,200) were granted to Mr. Chin on January 11, 2023, vesting annually from December 2023 to December 2025.

Equity-based remuneration

During the year, the Company granted Kevin Chin 200,000 deferred share units (“DSUs”) with a fair value of $4.20 per DSU. The total award value was $840,000, of which $626,866 was recognized in the year.

Each of the three non-executive directors received 50,000 DSUs with a total award value of $210,000 each, of which $156,716 was recognized in the year. Total DSU expense recognized in the year was $1.1 million, with $0.4 million remaining to be recognized in the year ending June 30, 2027.

The DSUs vested on August 21, 2026. As of the date of this report, the 350,000 VivoPower shares to be issued in settlement of the DSUs have not yet been issued. Certain prior RSUs were converted to DSUs on August 1, 2026 pursuant to the February 26, 2026 board resolution, and the shares in respect of these have also not yet been issued. The supporting FY2026 share-award schedule records 7,430 prior RSUs converted to DSUs on August 1, 2026: 3,078 for Kevin Chin, 1,684 for Michael Hui, 1,334 for Bill Langdon and 1,334 for Peter Jeavons. The corresponding shares had not been issued as recorded in the schedule.

On November 26, 2021, AGI provided a loan of $0.37 million to Caret, to provide working capital assistance. The loan incurred interest during the year of $22,895 at a rate of 8% plus a 2% facility fee, plus a one-off establishment fee of $7,400. The loan plus interest were repaid in August 2022.

In August 2023, the Company received short-term funding from Arowana International UK Limited amounting to £25,000 for working capital purposes which was repaid in September 2023. On October 6, 2023, the Company also received an interest-only loan of $48,000 from Arowana United Enterprises Pte Ltd bearing interest at 8% per annum.

Other Arowana loans

Loan agreements dated June 29, 2024 consolidated earlier financing from Arowana Global Impact Pty Ltd (“AGI”) with an A$1.0 million limit and an expiry date of July 1, 2025, and Arowana International UK Limited with a £1.0 million limit and an expiry date of October 1, 2025.

Terms of the agreements include interest of 12% per annum deferred to expiry, an overdue rate 15% above the applicable rate, a 2% establishment fee deferred to expiry, an obligation to issue 295,000 shares and a negative pledge with no specific security identified.

At June 30, 2026, VivoPower owed $1,177,394 to AGI and $63,537 to Arowana International UK Limited. The $48,000 loan from Arowana United Enterprises Pte Ltd also remained outstanding at June 30, 2026.